Financial Instruments - Disclosure of foreign currency risk (Details)	Mar. 31, 2026 CAD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Cash		$ 328,086	$ 344,244
Accounts Receivable		331,822	541,793
Finance Lease Receivable		$ 91,927	$ 136,928	$ 1,158,384
Currency risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Cash	$ 21,287
Accounts Receivable	0
Prepaids and deposits	10,988
Finance Lease Receivable	26,771
Accounts Payable and Accrued Liabilities	(327,969)
Related Party Loan	$ (300,137)